Commitments, Contingencies and Uncertainties (Details Narrative) (10-K)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) ft² Integer	Dec. 31, 2020 USD ($) ft² Integer
Number of operating leases | Integer	2	2
Operating lease payment	$ 450	$ 450
Building expenses	$ 330	$ 330
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Major Customer [Member]
Concentration risk percentage		42.05%
Revenue		$ 11,543,363
Cost of Goods and Service, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Major Vendor [Member]
Concentration risk percentage		25.00%
Revenue		$ 5,888,519
San Diego Farmers Outlet, Inc [Member]
Area Of Land | ft²	10,000	10,000
Operating lease, term of contract	5 years	5 years
Operating lease, liability, payments monthly	$ 6,000	$ 6,000
Lease Expiration Date	Apr. 30, 2023	Apr. 30, 2023
Seaport Meat Company's [Member]
Area Of Land | ft²	12,000	12,000
Operating lease, term of contract	5 years	5 years
Operating lease, liability, payments monthly	$ 14,750	$ 14,750
Lease Expiration Date	Nov. 30, 2024	Nov. 30, 2024